Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Revenue.
Schedule of Revenue

	2017	2016
Mineral royalties	$173.7	$169.3
Mineral streams	443.3	401.6
Sale of prepaid gold	11.0	9.2
Oil & gas interests	47.0	30.1
	$675.0	$610.2